SHARE CAPITAL (Schedule of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employees [Member]
Number of options
Options outstanding at beginning of year	1,864,377	1,131,029
Granted	749,750	747,488
Exercised	(168,151)	(2,665)
Expired	(57,740)	(450)
Forfeited	(67,114)	(11,025)
Options outstanding at end of year	2,321,122	1,864,377	1,131,029
Options exercisable at the end of the year	1,547,237	1,179,132
Weighted-average exercise price
Options outstanding at beginning of year	$ 7.09	$ 5.64
Granted	5.52	9.31
Exercised	2.8	5.69
Expired	8.63	9.93
Forfeited	7.8	7.58
Options Outstanding at end of year	6.57	7.09	$ 5.64
Options exercisable at the end of the year	$ 6.17	$ 5.14
Weighted-average remaining contractual life
Options outstanding	6 years 6 months 14 days	7 years 1 month 9 days	5 years 8 months 23 days
Granted	9 years 1 month 24 days	9 years 2 months 15 days
Options exercisable at the end of the year	3 years 8 months 19 days	3 years 11 months 26 days
Non Employees [Member]
Number of options
Options outstanding at end of year	198,575
Options exercisable at the end of the year	198,575
Weighted-average exercise price
Options Outstanding at end of year	$ 7.7
Options exercisable at the end of the year	$ 7.7
Weighted-average remaining contractual life
Options outstanding	3 years 10 months 2 days
Options exercisable at the end of the year	3 years 10 months 2 days